Capital Structure, Financial Risk and Related Items - Financial Risk (Details) kr in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jun. 10, 2020 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)
Disclosure of credit risk exposure [line items]
Percentage of marketable securities			100.00%		100.00%		100.00%	100.00%
AbbVie
Disclosure of credit risk exposure [line items]
Upfront payment | $	$ 750	$ 750
EUR
Disclosure of credit risk exposure [line items]
Percentage of possible increase or decrease in exchange rate			1.00%	1.00%	1.00%
DKK
Disclosure of credit risk exposure [line items]
Percentage of possible increase or decrease in exchange rate			10.00%	10.00%	10.00%
USD
Disclosure of credit risk exposure [line items]
Percentage of possible increase or decrease in exchange rate			10.00%	10.00%	10.00%
GBP
Disclosure of credit risk exposure [line items]
Percentage of possible increase or decrease in exchange rate			10.00%	10.00%	10.00%
Credit risk
Disclosure of credit risk exposure [line items]
Maximum credit exposure | kr							kr 16,079	kr 10,971
Maximum credit exposure to receivables					$ 3,001		2,483
Total value of bank deposits | kr							kr 7,260	kr 3,552
Credit risk | AbbVie
Disclosure of credit risk exposure [line items]
Upfront payment			$ 750	kr 4,911
Credit risk | Triple A-rating from Moody's, S&P or Fitch
Disclosure of credit risk exposure [line items]
Percentage of marketable securities			99.00%		100.00%		99.00%	100.00%
Marketable securities including interest receivables | $			$ 8,874		$ 7,453
Currency risk
Disclosure of credit risk exposure [line items]
Revenue (as a percent)			95.00%	95.00%	97.00%	96.00%
Currency risk | EUR
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)			10.00%	10.00%	12.00%
Currency risk | DKK
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)			19.00%	19.00%	23.00%
Currency risk | USD
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)			70.00%	70.00%	64.00%
Currency risk | GBP
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)			1.00%	1.00%	1.00%